UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2006


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FLORIDA TAX-FREE INCOME FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2006

[LOGO OF USAA]
    USAA(R)

                              USAA FLORIDA TAX-FREE
                                   INCOME Fund

                                  [GRAPHIC OF USAA FLORIDA TAX-FREE INCOME FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                       Florida GO, Texas Permanent School Fund, or United Dominion Realty Trust.

              (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP      Certificate of Participation

              CP       Commercial Paper

              GO       General Obligation

              IDA      Industrial Development Authority/Agency

              ISD      Independent School District

              MFH      Multifamily Housing

              MLO      Municipal Lease Obligation

              PCRB     Pollution Control Revenue Bond

              PRE      Prerefunded to a date prior to maturity

              RB       Revenue Bond

              SAVRS    Select Auction Variable Rate Securities

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (97.4%)

             FLORIDA (86.7%)
  $ 3,400    Alachua County Health Facilities Auth. RB, Series 1996A (INS)                 5.80%        12/01/2026         $  3,490
    7,900    Bay County Water Systems RB, Series 2000 (PRE)(INS)                           5.70          9/01/2025            8,502
             Board of Education Public Education GO,
    6,000       Series 1998E (PRE)(NBGA)                                                   5.63          6/01/2025            6,421
    5,500       Series 2000D (NBGA)                                                        5.75          6/01/2022            5,883
             Boca Raton GO,
    1,720       Series 2000 (PRE)                                                          5.38          7/01/2018            1,809
    2,175       Series 2000 (PRE)                                                          5.38          7/01/2019            2,287
    2,290       Series 2000 (PRE)                                                          5.38          7/01/2020            2,408
             Broward County Educational Facilities Auth. (NOVA Southeastern Univ.) RB,
    2,500       Series 2000B (INS)                                                         5.75          4/01/2021            2,650
      610       Series 2002B (INS)                                                         5.75          4/01/2020              649
      645       Series 2002B (INS)                                                         5.75          4/01/2021              685
      995    Broward County Housing Finance Auth. MFH RB, Series 1997A-1                   6.00          5/01/2032            1,022
    2,000    Coral Gables Health Facilities Auth. Hospital RB, Series 2004 (INS)           5.00          8/15/2029            2,045
    5,675    Department of Children and Family Services COP (MLO),
                Series 2005 (Evaluation Treatment Center Project)                          5.00         10/01/2025            5,774
    2,610    Duval County School Board COP (MLO), Series 2000 (INS)                        5.38          7/01/2019            2,711
    8,000    Escambia County Health Facilities Auth. RB, Series 1999A-2 (PRE)              6.00         11/15/2031            8,570
    5,000    Flagler County School Board COP (MLO), Series 2005A (INS)                     5.00          8/01/2030            5,078
      700    Gulf County School District Sales Tax RB, Series 1997 (INS)                   5.75          6/01/2017              717
    2,000    Halifax Hospital Medical Center RB, Series 2006A                              5.00          6/01/2038            1,941
    5,000    Hernando County School Board COP (MLO), Series 2005 (INS)                     5.00          7/01/2035            5,093
             Highlands County Health Facilities Auth. RB,
    3,500       Series 2005C                                                               5.00         11/15/2031            3,493
    5,000       Series 2006C                                                               5.25         11/15/2036            5,118
    4,000    Hillsborough County IDA PCRB, Series 2002                                     5.50         10/01/2023            4,098
      625    Hillsborough County Water Assessment RB, Series 2000 (INS)                    5.13          3/01/2020              650
    1,000    Housing Finance Agency RB, Series 1995H (NBGA)                                6.50         11/01/2025            1,022
    5,750    Jacksonville Economic Development Commission Health Care Facilities RB,
                Series 2006                                                                5.00         11/15/2036            5,837
    2,470    Jacksonville Health Facilities Auth. RB, Series 2002A                         5.25         11/15/2032            2,529
    4,000    Lake County School Board COP (MLO), Series 2004A (INS)                        5.00          7/01/2029            4,067
    3,000    Lee County School Board COP (MLO), Series 2005A (INS)                         5.00          8/01/2027            3,056
    4,000    Lee Memorial Health System Hospital RB, Series 2005A (INS)                    5.00          4/01/2024            4,092
    7,175    Miami Limited Ad Valorem Tax Bonds GO, Series 2002 (INS)                      5.50          1/01/2021            7,633
    4,400    Miami-Dade County Aviation RB, Series 2000B (INS)                             5.75         10/01/2024            4,711
    3,000    Miami-Dade County Expressway Auth. RB, Series 2000 (PRE)(INS)                 6.00          7/01/2020            3,243
    2,130    North Miami Health Facilities Auth. RB, Series 1996 (LOC - SunTrust Bank)     6.00          8/15/2024            2,176
    3,035    Northern Palm Beach County Improvement District RB,
                Series 2005, Unit of Development No. 9B (INS)                              5.00          8/01/2029            3,112
             Orange County Health Facilities Auth. RB,
    5,750       Series 1995(e)                                                             6.75          7/01/2020            6,351
    8,000       Series 2002 (PRE)                                                          5.75         12/01/2027            8,718
    5,665       Series 2005                                                                5.00          1/01/2029            5,777
    6,255    Orange County Health Facilities Hospital RB, Series 2006B                     5.13         11/15/2039            6,302
    3,000    Palm Beach County GO, Series 2001A (PRE)                                      5.00          6/01/2020            3,143
    7,875    Palm Beach County School Board COP, Series 2000A (PRE)                        5.88          8/01/2021            8,502

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             Palm Beach County School Board COP (MLO),
  $ 3,000       Series 2002C (INS)                                                         5.00%         8/01/2027         $  3,043
    3,000       Series 2002D (INS)                                                         5.00          8/01/2028            3,040
    5,000    Pinellas County Health Facilities Auth. RB, Series 2003 (PRE)                 5.50         11/15/2027            5,412
    4,000    Polk County Utility Systems RB, Series 2004A (INS)                            5.00         10/01/2030            4,091
    1,250    Riviera Beach Water and Sewer RB, Series 2004 (INS)                           5.00         10/01/2029            1,278
   11,480    Seminole County Water and Sewer RB, Series 1999 (PRE)(INS)(e)                 5.38         10/01/2022           12,099
    2,000    St. Johns County IDA RB, Series 1997A (INS)(a)                                5.50          3/01/2017            2,067
    3,375    Tallahassee Energy System RB, Series 2005 (INS)                               5.00         10/01/2030            3,449
    2,200    Tampa Housing Auth. MFH RB, Series 2006                                       4.85          7/01/2036            2,165
    5,000    Tampa Utilities Tax Improvement RB, Series 1999A (INS)                        5.20         10/01/2019            5,214
    3,550    Tampa Water and Sewer RB, Series 2001B                                        5.00         10/01/2021            3,653
    8,310    Univ. Central COP (MLO), Series A (INS)                                       5.00         10/01/2035            8,417
             Univ. of Tampa RB,
    2,250       Series 2002 (INS)                                                          5.50          4/01/2022            2,350
    1,500       Series 2002 (INS)                                                          5.50          4/01/2026            1,565
    5,000    Volusia County Educational Facilities Auth. RB, Series 2005 (INS)             5.00         10/15/2025            5,072
    5,000    Volusia County School Board COP (MLO), Series 2006A (INS)                     5.00          8/01/2031            5,089
             West Orange Healthcare District RB,
    1,790       Series 1999A                                                               5.50          2/01/2009            1,846
    1,000       Series 2001A                                                               5.65          2/01/2022            1,036
    1,165    West Palm Beach Community Redevelopment Agency Tax Increment RB,
                Series 2005A                                                               5.00          3/01/2029            1,167
    5,325    Westridge Community Development District Capital Improvement RB,
                Series 2005                                                                5.80          5/01/2037            5,298

             ARKANSAS (0.6%)
             Development Finance Auth. Tobacco Settlement RB,
    1,000       Series 2006 (INS)                                                          4.97(c)       7/01/2028              331
    1,165       Series 2006 (INS)                                                          4.98(c)       7/01/2029              365
    1,150       Series 2006 (INS)                                                          4.99(c)       7/01/2030              342
    2,500       Series 2006                                                                5.03(c)       7/01/2036              539

             CALIFORNIA (1.0%)
    2,675    Public Works Board Lease RB (MLO), Series 2005K                               5.00         11/01/2024            2,728

             GEORGIA (0.3%)
    1,000    Fayette County School District GO, 4.95%, 9/01/2010 (INS)                     4.95(b)       3/01/2025              810

             INDIANA (1.4%)
    4,000    Health and Educational Facility Financing Hospital Auth. RB, Series 2006A     5.00          2/15/2039            3,965

             KANSAS (1.9%)
    5,000    Wyandotte County Special Obligation RB, 2nd Lien Series 2005                  5.00         12/01/2020            5,084

             MINNESOTA (0.4%)
    1,000    Municipal Power Agency Electric RB, Series 2005                               5.00         10/01/2030            1,005

             PUERTO RICO (1.8%)
    2,061    Government Development Bank CP                                                4.75          8/04/2006            2,061
    3,000    Government Development Bank CP                                                4.95         10/24/2006            3,000

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (2.5%)
             Jobs Economic Development Auth. RB,
  $ 4,750       Series 2002A (Bon Secours Health System)                                   5.63%        11/15/2030         $  4,940
    2,000       Series 2006 (INS)                                                          4.60          4/01/2027            1,907

             TEXAS (0.8%)
    6,000    Denton ISD GO, Series 2006(d)                                                 5.08(c)       8/15/2025            2,223
                                                                                                                           --------
             Total fixed-rate instruments (cost: $261,016)                                                                  268,016
                                                                                                                           --------
             PERIODIC AUCTION RESET BONDS (0.8%)

             FLORIDA
    2,150    Volusia County IDA RB, SAVRS, Series 1998 (INS) (cost: $2,150)                4.45         12/01/2028            2,150
                                                                                                                           --------
             VARIABLE-RATE DEMAND NOTES (1.5%)

             FLORIDA
    2,700    Collier County Health Facilities Auth. RB,
                Series 2003C-1 (LOC - JPMorgan Chase Bank)                                 4.00          1/01/2035            2,700
    1,500    Lee Memorial Health System Hospital RB, Series 1997B                          4.02          4/01/2027            1,500
                                                                                                                           --------
             Total variable-rate demand notes (cost: $4,200)                                                                  4,200
                                                                                                                           --------

             TOTAL INVESTMENTS (COST: $267,366)                                                                            $274,366
                                                                                                                           ========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of two separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Income Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of June 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2006, were $8,701,000 and $1,701,000, respectively, resulting in net unrealized appreciation of $7,000,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $275,244,000 at June 30, 2006, and, in total, may not equal 100%.

6

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

                       USAA FLORIDA TAX-FREE INCOME FUND
                           JUNE 30, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (d) Delivery and payment for securities or portions of securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $2,223,000, all of which were when-issued securities.

         (e) At June 30, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48506-0806                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA State Tax-Free Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Florida Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.